Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Summary of Accompanying Unaudited Interim Condensed Consolidated Balance Sheets of Inventories
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31,	June 30,
	2023	2024
Bunkers	502,190	857,438
Lubricants	187,078	251,970

Total	689,269	1,109,408